UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-CSR
________
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22209
Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)
Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)
With a copy to:
Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440
Date of fiscal year end: October 31, 2022
Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.
A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA

Annual Report

October 31, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Silver Miners ETF	11
Global X Gold Explorers ETF	14
Global X Copper Miners ETF	18
Global X Uranium ETF	22
Glossary	27
Statements of Assests and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	53
Disclosure of Fund Expenses	55
Liquidity Risk Management Program	57
Supplemental Information	58
Trustees and Officers of the Trust	59
Notice to Shareholders	62

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased by 34.83%, while the Underlying Index decreased by 36.09%. The Fund had a net asset value of $38.78 per share on October 31, 2021, and ended the reporting period with a net asset value of $24.93 per share on October 31, 2022.

During the reporting period, the highest return came from Korea Zinc Co, Ltd, which returned 1.51%. The worst performers were Aurcana Silver Corp and Great Panther Mining Limited, which returned -99.28% and -98.76%, respectively.

The Fund had negative performance during the reporting period due to such factors as rising interest rates, a stronger U.S. dollar, and sluggish economic growth globally. Concerns about more rate hikes and the removal of stimulus by the U.S. Federal Reserve to fight decades-long high inflation weighed on silver prices. The rising value of the U.S. dollar also hurt silver prices, since a stronger U.S. dollar caused the price of precious metals, including silver, to remain high for foreign currencies. Lockdowns in China as a result of COVID-19 pandemic-related measures also had an impact on industrial metals demand and silver miners. China's strict COVID-19 pandemic-related restrictions reduced business activity and industrial demand for silver. Furthermore, amid the European and Russian energy war related to Russia’s invasion of Ukraine, China increased purchases of oil from Russia while decreasing investments in the solar and renewable energy industries, weakening industrial demand for silver.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	-34.89%	-34.67%	-4.82%	-4.71%	-3.58%	-3.54%	-9.35%	-9.43%
Solactive Global Silver Miners Total Return Index	-36.99%	-36.09%	-5.09%	-5.09%	-3.49%	-3.49%	-9.05%	-9.05%
MSCI ACWI Index (Net)	-19.96%	-19.96%	4.85%	4.85%	5.24%	5.24%	7.98%	7.98%

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

*Fund commenced operations on April 19, 2010.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the price movements in the shares of companies which are active in the gold mining industry as an explorer, as defined by Solactive AG, the provider of the Underlying Index. This implies that a decision about production from the respective gold mining projects in which the companies are involved in has not been made yet.

For the 12-month period that ended October 31, 2022 (the “reporting period”), the Fund decreased by 30.94%, while the Underlying Index decreased by 30.70%. The Fund had a net asset value of $30.10 per share on October 31, 2021, and ended the reporting period with a net asset value of $20.36 per share on October 31, 2022.

During the reporting period, the highest returns came from Great Bear Resources Ltd and Pretium Resources Inc, which returned 59.83% and 24.85%, respectively. The worst performers were Argonaut Gold Inc and Petropavlovsk Plc, which returned -88.42% and -87.12%, respectively.

The Fund had a negative performance during the reporting period due to such factors as the U.S. Federal Reserve’s aggressive monetary policy, higher bond yields, and a strong dollar, which all combined to adversely affect gold's price. Gold explorers' revenues are typically a function of the price of gold and their ability to locate new deposits. During the reporting period, both developed and emerging markets were affected by rampant inflation, and therefore, central banks were more aggressive than expected in monetary tightening policies. Because gold is a yield-free asset, rising real Treasury rates increased the opportunity cost of holding gold, which reduced its investment appeal. The rising value of the U.S. dollar also hurt gold prices since a stronger U.S. dollar caused the price of precious metals, including gold, to remain high for foreign currencies. Jewelry demand from China, the second largest consumer of gold, weakened due to the country's COVID-19-related lockdown policies and related economic slowdown.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	-30.94%	-30.93%	-5.00%	-4.98%	0.30%	0.24%	-6.36%	-6.48%
Hybrid Solactive Global Gold Explorers Total Return Index/Solactive Global Gold Explorers & Developers Total Return Transition Index/Solactive Global Gold Explorers & Developers Total Return Index**	-30.70%	-30.70%	-4.52%	-4.52%	0.84%	0.84%	-5.52%	-5.52%
MSCI EAFE Index (Net)	-19.96%	-19.96%	4.85%	4.85%	5.24%	5.24%	7.98%	7.98%

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

*Fund commenced operations on November 3, 2010.

**Hybrid index performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017, and the Solactive Global Gold Explorers & Developers Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF
The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to reflect the performance of the copper mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the copper mining industry, such as copper mining, refining, or exploration, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period that ended October 31, 2022 (the “reporting period”), the Fund decreased 20.38%, while the Underlying Index decreased by 20.11%. The Fund had a net asset value of $37.31 per share on October 31, 2021, and ended the reporting period with a net asset value of $28.74 per share on October 31, 2022.
During the reporting period, the highest returns came from Aeris Resources Limited Temp and Turquoise Hill Resources Ltd, which returned 540.49% and 121.86%, respectively. The worst performers were Aeris Resources Limited and Solaris Resources Inc, which returned -72.76% and -69.07%, respectively.
The Fund had negative performance during the reporting period due to factors such as investor fears of a global recession, strict COVID-19 pandemic-related lockdowns and slowing economic growth in China, the top consumer of copper. Chinese manufacturers shut down frequently due to COVID19-related lockdown policies. The building and construction sector, which accounts for a significant portion of total copper end-use, suffered due to Chinese apartment and house sales declining substantially over the reporting period. Higher rates also weighed significantly on the U.S. housing market, contributing to a decline in the use of copper. Demand for copper is linked to economic expansion and industrial activity. Investor fears of a worldwide recession intensified following central bank policies that were more aggressive than anticipated. During the reporting period, copper price volatility remained high as the economic impacts of Russia's invasion of Ukraine spread and exchange inventory levels remained low. In addition, production in the two largest copper markets, Chile and Peru, slowed due to operational constraints and strikes in those countres.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR EDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	-20.38%	-20.58%	20.23%	20.16%	4.54%	4.53%	-1.12%	-1.15%
Solactive Global Copper Miners Total Return Index	-20.11%	-20.11%	20.90%	20.90%	5.09%	5.09%	-0.67%	-0.67%
MSCI EAFE Index (Net)	-23.00%	-23.00%	-1.27%	-1.27%	-0.09%	-0.09%	4.13%	4.13%

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

*Fund commenced operations on April 19, 2010.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the price movements in the shares of companies which are (or are expected to be in the near future) active in the uranium industry, as defined by Solactive AG, the provider of the Underlying Index. This particularly includes uranium mining, exploration, uranium investments and technologies related to the uranium industry.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 20.11%, while the Underlying Index decreased by 19.61%. The Fund had a net asset value of $27.04 per share on October 31, 2021, and ended the reporting period with a net asset value of $20.30 per share on October 31, 2022.

During the reporting period, the highest returns came from Encore Energy Corp and Mitsubishi Heavy Industries, Ltd, which returned 95.11% and 38.54%, respectively. The worst performers were Western Uranium & Vanadium Corp and Bannerman Energy Ltd, which returned -59.43% and -57.36%, respectively.

The Fund suffered negative returns during the reporting period due to factors such as the global economic slowdown, Russia’s invasion of Ukraine, and the European energy crisis. The price of uranium, the main fuel used in nuclear reactors, is sensitive to energy sector and green transition trends. France's nuclear power demand was the lowest in years. As a short to medium-term solution to the European energy crisis caused by Russia's decision to cut gas exports, Germany, Austria, and the Netherlands opted to restart coal-fired power facilities rather than nuclear plants. Austria and Luxembourg led efforts against the European Union (“EU”) to contest nuclear energy's inclusion in the EU's green energy taxonomy, indicating more obstacles for investments in nuclear energy. The global equity market slowdown also affected investor appetite for risk assets, such as uranium.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	-20.11%	-19.98%	26.78%	26.91%	14.13%	13.92%	-4.35%	-4.51%
Hybrid Solactive Global Uranium Total Return Index/ Solactive Global Uranium & Nuclear Components Transition TR Index/Solactive Global Uranium & Nuclear Components Total Return Index**	-19.61%	-19.61%	27.38%	27.38%	15.30%	15.30%	-3.46%	-3.46%
MSCI EAFE Index	-23.00%	-23.00%	-1.27%	-1.27%	-0.09%	-0.09%	4.13%	4.13%

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

*Fund commenced operations on November 4, 2010.

**Hybrid index performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018, and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Schedule of Investments	October 31, 2022
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.2%
Materials — 1.2%
Kingsgate Consolidated * (A)	5,660,076	$6,098,596
Silver Mines * (A)	33,726,191	3,774,097
TOTAL AUSTRALIA		9,872,693
BOSNIA AND HERZEGOVINA — 1.4%
Materials — 1.4%
Adriatic Metals, Cl CDI * (A)	7,518,911	11,635,311
BRAZIL — 22.6%
Materials — 22.6%
Wheaton Precious Metals .	5,821,504	190,304,966
CANADA — 38.8%
Materials — 38.8%
AbraSilver Resource * (A)	11,629,879	3,538,287
Americas Gold & Silver * (A)	5,037,755	2,289,805
Aurcana Silver *	5,590,172	20,491
Aya Gold & Silver * (A)	2,511,368	14,544,780
Blackrock Silver * (A)	4,185,496	1,350,111
Discovery Silver *	6,902,706	5,161,658
Endeavour Silver * (A)	5,319,078	18,084,865
First Majestic Silver (A)	4,928,399	41,405,706
Fortuna Silver Mines * (A)	8,137,174	22,609,061
GoGold Resources * (A)	7,637,223	8,454,387
MAG Silver *	2,492,523	33,074,056
McEwen Mining * (A)	1,128,105	4,117,583
New Pacific Metals * (A)	2,394,196	5,757,093
Pan American Silver	4,934,631	78,855,403
Prime Mining * (A)	2,422,336	2,095,493

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Santacruz Silver Mining *	6,444,046	$2,196,753
Silvercorp Metals	4,777,647	11,628,451
SilverCrest Metals *	3,968,934	19,873,039
SSR Mining (A)	3,435,010	47,403,138
Vizsla Silver *	3,818,905	4,395,499
TOTAL CANADA		326,855,659
MEXICO — 9.9%
Materials — 9.9%
Fresnillo .	4,753,586	39,898,269
Industrias Penoles .	3,788,624	42,900,455
TOTAL MEXICO		82,798,724
PERU — 6.4%
Materials — 6.4%
Cia de Minas Buenaventura SAA ADR	5,873,430	40,761,604
Hochschild Mining	8,402,614	5,161,239
Volcan Cia Minera SAA *	65,884,510	8,247,547
TOTAL PERU		54,170,390
SOUTH KOREA — 10.3%
Materials — 10.3%
Korea Zinc .	193,384	86,886,700
UNITED STATES — 9.4%
Materials — 9.4%
Coeur Mining *	7,828,718	29,592,554
Gatos Silver * (A)	1,322,122	4,363,002
Gold Resource .	2,496,570	3,994,512
Golden Minerals * (A)	3,470,408	898,836
Hecla Mining	8,783,880	40,142,332
TOTAL UNITED STATES		78,991,236
TOTAL COMMON STOCK
(Cost $1,126,212,372)		841,515,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Silver Miners ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 2.910%
(Cost $15,519,148) .	15,519,148	$15,519,148
	Face Amount
REPURCHASE AGREEMENT(B) — 2.6%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $21,564,145
(collateralized by U.S. Treasury Obligations,
ranging in par value $428,583 - $2,519,638,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $21,967,418)
(Cost $21,562,390) .	$21,562,390	21,562,390
TOTAL INVESTMENTS — 104.4%
(Cost $1,163,293,910)		$878,597,217

Percentages are based on Net Assets of $841,908,175.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$841,515,679	$—	$—	$841,515,679
Short-Term Investment	15,519,148	—	—	15,519,148
Repurchase Agreement	—	21,562,390	—	21,562,390
Total Investments in Securities	$857,034,827	$21,562,390	$—	$878,597,217

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 25.0%
Materials — 25.0%
Bellevue Gold *	744,072	$352,090
Capricorn Metals * (A)	204,474	443,247
De Grey Mining *	796,754	540,055
Firefinch *(B)	825,148	31,658
Gold Road Resources .	774,928	671,442
Leo Lithium *	729,939	289,392
Mincor Resources NL * (A)	265,658	227,633
OceanaGold *	529,810	769,051
Perseus Mining .	1,021,817	1,192,460
Ramelius Resources .	626,273	294,346
Red 5 *	1,331,989	136,279
Regis Resources	562,100	548,138
Silver Lake Resources *	696,341	494,257
SolGold *	805,362	148,360
St. Barbara *	606,668	197,847
Tietto Minerals *	553,282	247,658
West African Resources *	681,469	453,197
Westgold Resources *	345,755	161,398
TOTAL AUSTRALIA		7,198,508
BURKINA FASO — 4.1%
Materials — 4.1%
Endeavour Mining .	65,600	1,165,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 39.2%
Materials — 39.2%
Alamos Gold, Cl A	152,433	$1,201,316
B2Gold .	377,476	1,151,204
Dundee Precious Metals .	142,900	647,426
Endeavour Silver * (A)	141,362	480,862
Equinox Gold * (A)	210,157	691,767
K92 Mining * (A)	162,375	736,851
Karora Resources * (A)	126,471	264,244
Lundin Gold .	65,385	471,675
McEwen Mining * (A)	29,320	107,018
New Gold *	511,025	460,805
Novagold Resources *	171,479	793,948
Orla Mining * (A)	149,466	471,173
Osisko Mining *	217,673	453,203
Sabina Gold & Silver * (A)	328,594	267,394
Seabridge Gold *	49,864	533,545
Skeena Resources * (A)	42,569	191,616
SSR Mining	82,463	1,134,127
Torex Gold Resources *	64,475	438,641
Victoria Gold *	26,725	134,600
Wesdome Gold Mines *	106,636	638,698
TOTAL CANADA		11,270,113
EGYPT — 3.1%
Materials — 3.1%
Centamin	861,684	880,187
INDONESIA — 9.7%
Materials — 9.7%
Aneka Tambang .	6,270,934	741,777
Merdeka Copper Gold *	8,431,353	2,037,904
TOTAL INDONESIA		2,779,681
KYRGYZSTAN — 2.7%
Financials — 2.7%
Centerra Gold .	166,428	772,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
PERU — 0.5%
Materials — 0.5%
Hochschild Mining	222,576	$136,716
TURKEY — 3.9%
Materials — 3.9%
Eldorado Gold *	137,875	769,201
Koza Altin Isletmeleri .	34,546	360,819
TOTAL TURKEY		1,130,020
UNITED KINGDOM — 1.8%
Materials — 1.8%
Greatland Gold *	3,168,991	287,510
Pan African Resources	1,210,638	235,841
TOTAL UNITED KINGDOM		523,351
UNITED STATES — 9.9%
Materials — 9.9%
Argonaut Gold *	567,625	166,453
Coeur Mining *	208,169	786,879
Hecla Mining	415,491	1,898,794
TOTAL UNITED STATES		2,852,126
TOTAL COMMON STOCK
(Cost $41,953,037)		28,708,297
	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources# *(B)
Expires (Cost $ –)	46,614	—
	Shares
SHORT-TERM INVESTMENT(C)(D) — 3.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $979,771)	979,771	979,771

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 4.7%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $1,361,411
(collateralized by U.S. Treasury Obligations,
ranging in par value $27,058 - $159,072,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $1,386,867)
(Cost $1,361,300)	$1,361,300	$1,361,300
TOTAL INVESTMENTS — 108.0%
(Cost $44,294,108)		$31,049,368

Percentages are based on Net Assets of $28,744,785.

* Non-income producing security.

# Expiration date not available.

(A) This security or a partial position of this security is on loan at October 31, 2022.

 (B) Level 3 security in accordance with fair value hierarchy.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$28,676,639	$—	$31,658		$28,708,297
Rights	—	—	—	^	—
Short-Term Investment	979,771	—	—		979,771
Repurchase Agreement	—	1,361,300	—		1,361,300
Total Investments in Securities	$29,656,410	$1,361,300	$31,658		$31,049,368

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 16.3%
Materials — 16.3%
29Metals (A)	5,506,387	$6,513,976
BHP Group	2,527,645	60,385,217
Glencore	11,153,199	64,141,649
OZ Minerals .	3,837,043	59,303,592
Sandfire Resources	8,703,136	19,367,015
SolGold * (A)	23,197,782	4,273,381
TOTAL AUSTRALIA		213,984,830
BRAZIL — 1.8%
Materials — 1.8%
ERO Copper * (A)	1,682,728	19,133,544
Nexa Resources .	974,744	4,893,215
TOTAL BRAZIL		24,026,759
CANADA — 16.2%
Materials — 16.2%
Altius Minerals .	841,454	13,151,863
Capstone Mining *	7,606,445	17,621,323
Copper Mountain Mining * (A)	4,466,081	5,991,663
Filo Mining * (A)	1,762,234	21,084,021
HudBay Minerals	4,765,453	18,061,942
Ivanhoe Mines, Cl A *	9,500,700	65,819,886
Northern Dynasty Minerals * (A)	11,201,050	2,833,866
Solaris Resources * (A)	1,100,883	3,914,287
Taseko Mines * (A)	6,044,173	6,890,357
Teck Resources, Cl B .	1,893,178	57,556,608
TOTAL CANADA		212,925,816

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 10.1%
Materials — 10.1%
Antofagasta .	4,972,737	$67,301,276
Lundin Mining	12,454,746	65,193,275
TOTAL CHILE		132,494,551
CHINA — 9.5%
Materials — 9.5%
China Gold International Resources (A)	5,204,700	12,106,960
China Nonferrous Mining (A)	24,907,700	9,043,096
Jiangxi Copper, Cl H	23,680,401	25,883,022
Jinchuan Group International Resources	93,678,500	6,205,573
MMG *	61,063,600	12,057,374
Zijin Mining Group, Cl H	62,203,560	59,431,289
TOTAL CHINA		124,727,314
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,342,872	7,444,968
GERMANY — 3.1%
Materials — 3.1%
Aurubis .	651,021	41,128,359
JAPAN — 7.6%
Materials — 7.6%
Mitsubishi Materials	2,631,668	34,455,047
Nittetsu Mining	203,215	4,051,038
Sumitomo Metal Mining	2,199,613	61,888,395
TOTAL JAPAN		100,394,480
MEXICO — 5.2%
Materials — 5.2%
Grupo Mexico, Cl B	18,968,117	68,642,241
MONGOLIA — 4.6%
Materials — 4.6%
Turquoise Hill Resources *	2,139,981	60,154,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU — 4.6%
Materials — 4.6%
Southern Copper .	1,303,765	$61,237,842
POLAND — 4.6%
Materials — 4.6%
KGHM Polska Miedz	2,996,788	60,082,103
SWEDEN — 4.2%
Materials — 4.2%
Boliden .	1,907,592	55,516,435
TURKEY — 0.7%
Industrials — 0.7%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret .	7,039,272	8,937,725
UNITED KINGDOM — 0.7%
Materials — 0.7%
Central Asia Metals	3,863,459	9,541,327
UNITED STATES — 5.2%
Materials — 5.2%
Freeport-McMoRan	2,155,813	68,317,714
ZAMBIA — 4.8%
Materials — 4.8%
First Quantum Minerals	3,559,163	62,700,551
TOTAL COMMON STOCK
(Cost $1,709,091,369)		1,312,257,881
SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $7,748,356)	7,748,356	7,748,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Copper Miners ETF

Face Amount		Value
REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $10,766,484
(collateralized by U.S. Treasury Obligations,
ranging in par value $213,982 - $1,257,998,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $10,967,833)
(Cost $10,765,608) .	$10,765,608	$10,765,608
TOTAL INVESTMENTS — 101.2%
(Cost $1,727,605,333)		$1,330,771,845

Percentages are based on Net Assets of $1,315,487,915.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,312,257,881	$—	$—	$1,312,257,881
Short-Term Investment	7,748,356	—	—	7,748,356
Repurchase Agreement	—	10,765,608	—	10,765,608
Total Investments in Securities	$1,320,006,237	$10,765,608	$—	$1,330,771,845

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 90.1%
AUSTRALIA — 15.1%
Energy — 9.5%
Alligator Energy * (A)	162,187,370	$5,392,971
Aura Energy * (A)	13,094,893	2,470,197
Bannerman Energy * (A)(B)	7,555,885	10,098,092
Berkeley Energia * (A)	12,610,425	2,143,719
Boss Energy * (A)	17,099,870	28,757,838
Deep Yellow * (A)	31,705,687	16,016,659
Elevate Uranium * (A)	11,846,753	3,825,590
Paladin Energy *	141,599,974	76,964,381
Peninsula Energy * (A)	51,136,847	5,558,922
		151,228,369
Financials — 1.7%
Macquarie Group .	255,343	27,675,874
Materials — 3.9%
BHP Group	1,187,247	28,363,226
Lotus Resources * (A)	35,834,857	5,270,371
Rio Tinto .	536,738	28,037,307
		61,670,904
TOTAL AUSTRALIA		240,575,147

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 38.3%
Energy — 35.3%
Cameco .	14,698,905	$348,170,243
Denison Mines * (A)	43,967,328	55,440,639
Encore Energy * (A)	5,453,367	14,592,419
Fission Uranium * (A)	31,081,997	16,178,452
Forsys Metals * (A)	10,251,027	4,208,479
GoviEx Uranium, Cl A * (A)	24,463,042	4,124,849
IsoEnergy * (A)	2,801,778	7,106,889
Laramide Resources * (A)	10,019,897	4,040,133
Mega Uranium *	17,281,279	2,850,546
NexGen Energy *	21,773,548	91,305,080
Skyharbour Resources *	6,950,676	1,961,813
Uranium Royalty * (A)	4,155,962	9,262,215
Western Uranium & Vanadium * (A)	1,912,010	2,018,470
		561,260,227
Materials — 1.5%
Global Atomic * (A)	8,252,966	24,019,849
Real Estate — 1.5%
Aecon Group .	3,222,602	22,821,990
TOTAL CANADA		608,102,066
CHINA — 2.2%
Energy — 0.7%
CGN Mining * (A)	112,292,000	10,442,640
Utilities — 1.5%
CGN Power, Cl H .	117,495,086	23,798,823
TOTAL CHINA		34,241,463
JAPAN — 5.3%
Industrials — 5.3%
ITOCHU .	1,056,923	27,369,709
Mitsubishi Heavy Industries .	826,657	28,475,688
Sumitomo	2,204,063	28,107,790
TOTAL JAPAN		83,953,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN — 5.8%
Energy — 5.8%
NAC Kazatomprom JSC GDR	3,520,114	$92,931,010
SOUTH AFRICA — 2.0%
Materials — 2.0%
Sibanye Stillwater .	13,349,416	31,329,632
SOUTH KOREA — 7.4%
Industrials — 7.4%
Daewoo Engineering & Construction *	7,540,659	22,260,150
Doosan Enerbility *	2,212,438	20,579,735
GS Engineering & Construction	1,393,972	21,235,700
Hyundai Engineering & Construction	1,043,839	25,574,770
Samsung C&T .	341,832	28,437,005
TOTAL SOUTH KOREA		118,087,360
UNITED KINGDOM — 2.9%
Industrials — 2.9%
Yellow Cake *	9,205,910	45,428,047
UNITED STATES — 11.1%
Energy — 11.1%
Centrus Energy, Cl A *	582,712	27,568,105
Energy Fuels * (A)	8,353,313	60,320,467
Uranium Energy *	17,570,667	73,972,508
Ur-Energy *	11,441,709	14,759,804
TOTAL UNITED STATES		176,620,884
TOTAL COMMON STOCK
(Cost $1,572,400,774)		1,431,268,796
EXCHANGE TRADED FUND — 9.8%
Sprott Physical Uranium Trust* (A)
(Cost $144,389,298)	12,065,535	155,501,708

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Uranium ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 1.9%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 2.910%
(Cost $30,964,891)	30,964,891	$30,964,891
	Face Amount
REPURCHASE AGREEMENT(C) — 2.7%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $43,026,295
(collateralized by U.S. Treasury Obligations,
ranging in par value $855,138 - $5,027,358,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $43,830,928)
(Cost $43,022,793) .	$43,022,793	43,022,793
TOTAL INVESTMENTS — 104.5%
(Cost $1,790,777,756)		$1,660,758,188

Percentages are based on Net Assets of $1,588,529,438.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Affiliated investment.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,431,268,796	$—	$—	$1,431,268,796
Exchange Traded Fund	155,501,708	—	—	155,501,708
Short-Term Investment	30,964,891	—	—	30,964,891
Repurchase Agreement	—	43,022,793	—	43,022,793
Total Investments in Securities	$1,617,735,395	$43,022,793	$—	$1,660,758,188

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Uranium ETF

The following is a summary of the transactions with affiliates for the year ended October 31, 2022:

				Changes in
				Unrealized
	Purchases at	Proceeds from	Realized Gain	Appreciation	Value at
Value at 10/31/21	Cost	Sales	(Loss)	(Depreciation)	10/31/22	Income
Bannerman Energy
$ 12,450,769	$9,286,483	$(4,060,433)	($1,260,954)	$ (6,317,773)	$ 10,098,092	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

October 31, 2022
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Statements of Assets and Liabiities
October 31, 2022

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$1,141,731,520		$42,932,808		$1,716,839,725
Cost of Repurchase Agreement	21,562,390		1,361,300		10,765,608
Cost of Foreign Currency	2,659		7,603		411,176
Investments, at Value	$857,034,827	*	$29,688,068	*	$1,320,006,237	*
Repurchase Agreement, at Value	21,562,390		1,361,300		10,765,608
Cash	677,332		64,161		1,055,389
Foreign Currency, at Value	2,680		7,604		423,810
Receivable for Investment Securities Sold	41,062,259		1,190,876		89,241,317
Dividend, Interest, and Securities Lending Income Receivable	67,120		6,205		1,751,664
Reclaim Receivable	6,247		841		216,667
Unrealized Appreciation on Spot Contracts	—		1,093		—
Receivable for Capital Shares Sold	—		—		597,859
Due from Broker	—		—		77,040
Total Assets	920,412,855		32,320,148		1,424,135,591
Liabilities:
Obligation to Return Securities Lending Collateral	37,081,538		2,341,071		18,513,964
Payable for Investment Securities Purchased	40,936,147		1,218,081		88,619,259
Payable due to Investment Adviser	460,972		16,130		743,854
Unrealized Depreciation on Spot Contracts	26,023		—		153,353
Custodian Fees Payable	—		81		19,387
Due to Broker	—		—		597,859
Total Liabilities	78,504,680		3,575,363		108,647,676
Net Assets	$841,908,175		$28,744,785		$1,315,487,915
Net Assets Consist of:
Paid-in Capital	$1,688,084,465		$110,158,557		$1,806,243,123
Total Distributable Loss	(846,176,290)		(81,413,772)		(490,755,208)
Net Assets	$841,908,175		$28,744,785		$1,315,487,915
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	33,767,318		1,412,054		45,779,374
Net Asset Value, Offering and Redemption Price Per Share	$24.93		$20.36		$28.74
*Includes Market Value of Securities on Loan	$34,983,088		$2,152,422		$11,897,284

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabiities
October 31, 2022

	Global X Uranium ETF
Assets:
Cost of Investments	$1,735,359,951
Cost of Repurchase Agreement	43,022,793
Cost of Affiliated Investments	12,395,012
Cost of Foreign Currency	6,982
Investments, at Value	$1,607,637,303	*
Repurchase Agreement, at Value	43,022,793
Affiliated Investments, at Value	10,098,092
Cash	1,162,842
Foreign Currency, at Value	6,978
Receivable for Capital Shares Sold	1,863,211
Dividend, Interest, and Securities Lending Income Receivable	1,518,482
Due from Broker	1,056,628
Total Assets	1,666,366,329
Liabilities:
Obligation to Return Securities Lending Collateral	73,987,684
Payable for Investment Securities Purchased	1,650,085
Payable for Capital Shares Redeemed	1,056,628
Payable due to Investment Adviser	917,727
Unrealized Depreciation on Spot Contracts	209
Custodian Fees Payable	1,034
Due to Broker	223,524
Total Liabilities	77,836,891
Net Assets	$1,588,529,438
Net Assets Consist of:
Paid-in Capital	$2,345,419,496
Total Distributable Loss	(756,890,058)
Net Assets	$1,588,529,438
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	78,251,666
Net Asset Value, Offering and Redemption Price Per Share	$20.30
*Includes Market Value of Securities on Loan	$69,459,517

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$12,424,685	$488,081	$64,123,263
Interest Income	4,229	207	7,501
Security Lending Income	1,317,029	81,045	460,936
Less: Foreign Taxes Withheld	(1,456,187)	(35,768)	(3,666,285)
Total Investment Income	12,289,756	533,565	60,925,415
Supervision and Administration Fees(1)	6,192,399	268,941	9,981,710
Custodian Fees(2)	5,829	2,629	45,448
Total Expenses	6,198,228	271,570	10,027,158
Net Investment Income	6,091,528	261,995	50,898,257
Net Realized Gain (Loss) on:
Investments(3)	(162,017,219)	1,128,182	(5,032,134)
Foreign Currency Transactions	(135,732)	15,478	(573,016)
Net Realized Gain (Loss)	(162,152,951)	1,143,660	(5,605,150)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(255,986,949)	(14,151,435)	(361,760,390)
Foreign Currency Translations	(33,646)	691	(182,992)
Net Change in Unrealized Appreciation (Depreciation)	(256,020,595)	(14,150,744)	(361,943,382)
Net Realized and Unrealized Loss	(418,173,546)	(13,007,084)	(367,548,532)
Net Decrease in Net Assets Resulting from Operations	$(412,082,018)	$(12,745,089)	$(316,650,275)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

Global X Uranium ETF
Investment Income:
Dividend Income	$28,318,512
Interest Income	8,082
Security Lending Income	2,846,275
Less: Foreign Taxes Withheld	(1,584,599)
Total Investment Income	29,588,270
Supervision and Administration Fees(1)	10,500,338
Custodian Fees(2)	14,967
Total Expenses	10,515,305
Net Investment Income	19,072,965
Net Realized Loss on:
Investments(3)	(45,064,461)
Affiliated Investments	(1,260,954)
Foreign Currency Transactions	(541,818)
Net Realized Loss	(46,867,233)
Net Change in Unrealized Depreciation on:
Investments	(396,010,679)
Affiliated Investments	(6,317,773)
Foreign Currency Translations	(22,100)
Net Change in Unrealized Depreciation	(402,350,552)
Net Realized and Unrealized Loss	(449,217,785)
Net Decrease in Net Assets Resulting from Operations	$(430,144,820)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$6,091,528	$11,414,236	$261,995	$341,661
Net Realized Gain (Loss)	(162,152,951)	79,366,405	1,143,660	6,719,405
Net Change in Unrealized Appreciation (Depreciation)	(256,020,595)	(219,907,736)	(14,150,744)	(12,421,306)
Net Decrease in Net Assets Resulting from Operations	(412,082,018)	(129,127,095)	(12,745,089)	(5,360,240)
Distributions	(10,656,479)	(24,128,587)	(967,622)	(1,872,117)
Return of Capital	(3,107,323)	—	—	—
Capital Share Transactions:
Issued	240,640,155	521,822,116	—	13,363,058
Redeemed	(73,077,499)	(253,367,779)	(7,264,855)	(17,078,187)
Increase (Decrease) in Net Assets from Capital Share Transactions	167,562,656	268,454,337	(7,264,855)	(3,715,129)
Total Increase (Decrease) in Net Assets	(258,283,164)	115,198,655	(20,977,566)	(10,947,486)
Net Assets:
Beginning of Year	1,100,191,339	984,992,684	49,722,351	60,669,837
End of Year	$841,908,175	$1,100,191,339	$28,744,785	$49,722,351
Share Transactions:
Issued	7,690,000	11,290,000	—	380,000
Redeemed	(2,290,000)	(6,220,000)	(240,000)	(540,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,400,000	5,070,000	(240,000)	(160,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$50,898,257	$12,758,141	$19,072,965	$10,932,296
Net Realized Gain (Loss)	(5,605,150)	85,687,912	(46,867,233)	71,128,100
Net Change in Unrealized Appreciation (Depreciation)	(361,943,382)	(34,120,169)	(402,350,552)	283,286,817
Net Increase (Decrease) in Net Assets Resulting from Operations	(316,650,275)	64,325,884	(430,144,820)	365,347,213
Distributions	(48,850,684)	(7,289,000)	(74,869,077)	(2,489,718)
Capital Share Transactions:
Issued	1,192,691,215	1,114,784,902	1,082,750,695	1,003,893,102
Redeemed	(505,711,107)	(281,700,749)	(304,816,155)	(192,750,767)
Increase in Net Assets from Capital Share Transactions	686,980,108	833,084,153	777,934,540	811,142,335
Total Increase in Net Assets	321,479,149	890,121,037	272,920,643	1,173,999,830
Net Assets:
Beginning of Year	994,008,766	103,887,729	1,315,608,795	141,608,965
End of Year	$1,315,487,915	$994,008,766	$1,588,529,438	$1,315,608,795
Share Transactions:
Issued	33,190,000	29,630,000	44,260,000	45,120,000
Redeemed	(14,050,000)	(7,840,000)	(14,670,000)	(9,490,000)
Net Increase in Shares Outstanding from Share Transactions	19,140,000	21,790,000	29,590,000	35,630,000

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
2019	23.20	0.21	7.38	7.59	(0.40)	—	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—	—
Global X Gold Explorers ETF
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
2019	18.49	0.04	6.87	6.91	(0.01)	—	—
2018	21.46	0.06	(3.03)	(2.97)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(0.48)	24.93	(34.83)	841,908	0.65	0.64	17.72
(0.91)	38.78	(6.43)	1,100,191	0.65	0.96	15.61
(0.55)	42.28	41.40	984,993	0.65	0.90	19.95
(0.40)	30.39	33.08	525,591	0.66	0.80	42.16
(0.01)	23.20	(27.40)	301,515	0.65	1.10	25.71

(0.59)	20.36	(30.94)	28,745	0.65	0.63	30.04
(1.04)	30.10	(7.36)	49,722	0.65	0.61	18.30
(0.44)	33.48	34.03	60,670	0.65	0.20	18.81
(0.01)	25.39	37.40	43,470	0.65	0.19	16.35
—	18.49	(13.84)	32,582	0.65	0.26	20.31

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Copper Miners ETF
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—	—
Global X Uranium ETF
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	—	—
2018	11.88	0.03	0.48	0.51	(0.31)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(1.10)	28.74	(20.38)	1,315,488	0.65	3.31	30.46
(0.48)	37.31	76.80	994,009	0.65	1.71	20.13
(0.13)	21.42	23.45	103,888	0.65	1.26	16.85
(0.70)	17.47	(6.51)	48,021	0.65	1.89	18.77
(0.43)	19.38	(23.12)	68,798	0.65	1.74	17.00

(1.41)	20.30	(20.11)	1,588,529	0.69	1.25	26.47
(0.13)	27.04	150.73	1,315,609	0.69	1.91	30.01
(0.24)	10.87	1.72	141,609	0.69	2.03	59.21
(0.16)	10.92	(8.42)	187,616	0.71	1.46	23.93
(0.31)	12.08	3.79	308,953	0.72	0.20	54.06

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2022

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2022, the Trust had one hundred and seven portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian ("Custodian"), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of October 31, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value
		of Non-Cash	Cash
	Repurchase	Collateral	Collateral
	Agreements*	Received(1)	Received	Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$21,562,390	$21,562,390	$—	$—
Global X Gold Explorers ETF
BNP Paribas	1,361,300	1,361,300	—	—
Global X Copper Miners ETF
BNP Paribas	10,765,608	10,765,608	—	—
Global X Uranium ETF
BNP Paribas	43,022,793	43,022,793	—	—

* Repurchase agreements with an overnight and continuous maturity.
(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the year ended October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

			Value at
	Creation Unit	Creation	October 31,	Redemption
	Shares	Fee	2022	Fee
Global X Silver Miners ETF	10,000	$500	$249,300	$500
Global X Gold Explorers ETF	10,000	1,000	203,600	1,000
Global X Copper Miners ETF	10,000	600	287,400	600
Global X Uranium ETF	10,000	500	203,000	500

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
2022	Purchases	Maturities
Global X Silver Miners ETF	$173,353,987	$166,870,946
Global X Gold Explorers ETF	12,266,222	12,823,137
Global X Copper Miners ETF	536,810,078	456,043,879
Global X Uranium ETF	441,814,953	398,685,833

For the year ended October 31, 2022, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
2022	Purchases	Maturities	Gain
Global X Silver Miners ETF	$224,317,457	$68,520,389	$16,244,670
Global X Gold Explorers ETF	—	7,411,987	2,550,447
Global X Copper Miners ETF	1,116,710,038	508,128,387	67,564,378
Global X Uranium ETF	951,267,977	273,954,603	82,327,216

During the year ended October 31, 2022, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to net operating losses, foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2022:

		Distributable
	Paid-in	Earnings
Global X Funds	Capital	(Loss)
Global X Silver Miners ETF	$11,580,354	$(11,580,354)
Global X Gold Explorers ETF	2,139,382	(2,139,382)
Global X Copper Miners ETF	56,273,562	(56,273,562)
Global X Uranium ETF	58,003,264	(58,003,264)

These reclassifications have no impact on net assets or NAV per share.

The tax character of dividends and distributions declared during the years ended October 31, 2022 and 2021 were as follows:

Long-Term
Global X Funds	Ordinary Income	Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2022	$10,656,479	$–	$3,107,323	$13,763,802
2021	24,128,587	–	–	24,128,587
Global X Gold Explorers ETF
2022	$967,622	$–	$–	$967,622
2021	1,872,117	–	–	1,872,117
Global X Copper Miners ETF
2022	$48,850,684	$–	$–	$48,850,684
2021	7,289,000	–	–	7,289,000
Global X Uranium ETF
2022	$74,869,077	$–	$–	$74,869,077
2021	2,489,718	–	–	2,489,718

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$—	$292,264	$17,942,919
Capital Loss Carryforwards	(511,694,817)	(67,397,249)	(72,151,453)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(334,481,466)	(14,308,785)	(436,546,666)
Other Temporary Differences	(7)	(2)	(8)
Total Accumulated Losses	$(846,176,290)	$(81,413,772)	$(490,755,208)

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

Global X Funds
Global X Uranium ETF
Undistributed Ordinary Income	$26,185
Capital Loss Carryforwards	(526,882,020)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(230,054,226)
Other Temporary Differences	3
Total Accumulated Losses	$(756,890,058)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$120,118,302	$391,576,515	$511,694,817
Global X Gold Explorers ETF	15,221,886	52,175,363	67,397,249
Global X Copper Miners ETF	52,321,219	19,830,234	72,151,453
Global X Uranium ETF	143,146,706	383,735,314	526,882,020

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2022 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Depreciation
Global X Silver Miners ETF	$1,213,052,480	$17,686,365	$(352,167,831)	$(334,481,466)
Global X Gold Explorers ETF	45,359,114	1,893,240	(16,202,025)	(14,308,785)
Global X Copper Miners ETF	1,767,118,980	37,342,930	(473,889,596)	(436,546,666)
Global X Uranium ETF	1,890,758,407	64,166,285	(294,200,511)	(230,034,226)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In

Notes to Financial Statements (Continued)
October 31, 2022

6. CONCENTRATION OF RISKS (continued)

certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition, remain a concern for the Funds.

Notes to Financial Statements (Continued)
October 31, 2022

6. CONCENTRATION OF RISKS (continued)

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of the its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Continued)
October 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

At October 31, 2022, the following Funds had securities on loan, by counterparty:

			Cash
		Market Value	Collateral(1)
Global X Silver Miners ETF
Barclays Capital Inc.		$1,599,873	$1,814,252
BMO Capital Markets		39,031	43,560
BNP Paribas Securities Corp		16,758,666	17,646,446
BofA Securities Inc.		4,101,926	4,428,388
Citigroup Global Markets Inc.		1,014	1,156
Goldman Sachs & Co.		1,293,295	1,368,810
J.P. Morgan Securities LLC		1,005,413	1,094,215
Morgan Stanley & Co. LLC		2,877,930	3,000,224
Scotia Capital (USA) Inc.		2,045,160	2,165,958
SG Americas Securities LLC		281	335
UBS AG London Branch		384,559	427,139
UBS Secirities LLC		4,875,940	5,091,055
	Total	$34,983,088	$37,081,538
Global X Gold Explorers ETF
BofA Securities Inc.		$1,987,487	$2,168,446
Morgan Stanley & Co. LLC		79,935	82,125
UBS AG London Branch		85,000	90,500
	Total	$2,152,422	$2,341,071
Global X Copper Miners ETF
Barclays Bank PLC		$368,430	$400,000
Barclays Capital Inc.		331,232	354,150
BNP Paribas Securities Corp		634,316	676,115
BofA Securities Inc.		2,965,814	3,246,819
J.P. Morgan Securities LLC		3,476,559	8,181,352
Morgan Stanley & Co. LLC		2,477,134	2,662,037
Scotia Capital (USA) Inc.		1,455,634	2,736,168
UBS AG London Branch		171,695	192,223
UBS Secirities LLC		16,470	65,100
	Total	$11,897,284	$18,513,964
Global X Uranium ETF
Barclays Capital Inc.		$2,221,620	$2,589,625
BNP Paribas Securities Corp		4,489,942	4,657,616
BofA Securities Inc.		5,925,460	6,498,136
Citigroup Global Markets Inc.		123,966	130,651
Goldman Sachs & Co.		932,429	986,202
J.P. Morgan Securities LLC		34,990,307	37,182,335
Morgan Stanley & Co. LLC		4,620,167	5,071,884
National Financial Services LLC		862,396	933,377
Scotia Capital (USA) Inc.		4,659,051	4,899,865
UBS AG London Branch		789,314	840,258
UBS Securities LLC		9,844,865	10,197,735
	Total	$69,459,517	$73,987,684

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (Concluded)
October 31, 2022

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, and Global X Uranium ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, and Global X Uranium ETF (four of the funds constituting Global X Funds hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we

Report of Independent Registered Public Accounting Firm

performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 29, 2022

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2022 through October 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	5/1/2022	10/31/2022	Ratios	Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$755.60	0.65%	$2.88
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$664.60	0.65%	$2.73
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$727.20	0.65%	$2.87
Hypothetical 5% Return	1,000.00	1,021.88	0.65	3.36
Global X Uranium ETF
Actual Fund Return	$1,000.00	$868.90	0.69%	$3.25
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Liquidity Risk Management Program (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 20, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (UNAUDITED)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in Trust overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Independent Trustees[1]
Charles A. Baker	Trustee (since	Chief Executive Officer of Investment	107[2]	None.
605 Third Avenue,	07/2018)	Innovations LLC (investment
43rd Floor		consulting) (since 2013); Managing
New York, NY		Director of NYSE Euronext (2003 to
10158		2012).
(1953)
Susan M. Ciccarone	Trustee (since	Partner, Further Global Capital	107[2]	Director of E78
605 Third Avenue,	09/2019)	Management (private equity) (since		Partners (since 2022);
43rd Floor		2017); formerly Chief Operating Officer		Director of ProSight
New York, NY		(2014-2016) and Chief Financial		Global, Inc. (since
10158		Officer (2012-2016), Emerging Global		2021); Director of
(1973)		Advisors, LLC (ETF issuer).		Casa Holdco LP,
parent of Celink (since
2018); Chairman,
Payment Alliance
International, Inc.
(2019-2021).
Clifford J. Weber	Trustee (since	Owner, Financial Products Consulting	107[2]	Chairman (since
605 Third Avenue,	07/2018)	Group LLC (consulting services to		2017) and Trustee
43rd Floor		financial institutions) (since 2015);		(since 2015) of
New York, NY		formerly, Executive Vice President of		Clough Funds Trust;
10158		Global Index and Exchange-Traded		Chairman and Trustee
(1963)		Products, NYSE Market, Inc., a		of Clayton Street
		subsidiary of Intercontinental Exchange		Trust (since 2016);
		(ETF/ETP listing exchange) (2013-		Chairman and Trustee
		2015).		of Janus Detroit Street
Trust (since 2016);
Chairman and Trustee
of Elevation ETF
Trust (2016-2018);
Trustee of Clough
Global Equity Fund
(since 2017); Trustee
of Clough Global
Dividend and Income
Fund (since 2017);
and Trustee of Clough
Global Opportunities
Fund (since 2017).

Trustees and Officers of the Trust (UNAUDITED)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2022.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Luis Berruga	Trustee (since	Chief Executive Officer, GXMC (since	107[2]	None.
605 Third Avenue,	07/2018);	07/2018), Chief Financial Officer (since
43rd Floor	President (since	2/2014) and Chief Operating Officer
New York, NY	2018)	(9/2015 - 7/2018); Investment Banker,
10158		Jefferies (2012-2014).
(1977)
John Belanger	Chief Operating	Chief Operating Officer and Head of	N/A	N/A
605 Third Avenue,	Officer and	Portfolio Management & Portfolio
43rd Floor	Chief Financial	Administration, GXMC (since 12/2020);
New York, NY	Officer (since	Portfolio Manager (12/2020-4/2022);
10158	12/2020)	Secretary of the Trust (3/2020-9/2020);
(1982)		Head of Product Management, GXMC
(since 1/2020); Consultant to GXMC
(9/2018-12/2019); Chief Operating
Officer, Rex Shares, LLC (2014-2018).
Susan Lively	Secretary (since	General Counsel, GXMC (since	N/A	N/A
605 Third Avenue,	09/2020)	9/2020); Senior Corporate Counsel
43rd Floor		at Franklin Templeton (previously,
New York, NY		Managing Director and Associate
10158		General Counsel at Legg Mason & Co.,
(1981)		LLC) (2014-2020).
Eric Griffith	Assistant	Counsel, SEI Investments (since	N/A	N/A
One Freedom	Secretary (since	10/2019); Vice President and Assistant
Valley Drive	02/2020)	General Counsel, JPMorgan Chase &
Oaks, PA 19456		Co. (2012-2018).
(1969)
Joe Costello	Chief	Chief Compliance Officer, FlexShares	N/A	N/A
605 Third Avenue,	Compliance	Funds (2011-2015); Vice President,
43rd Floor	Officer (since	Northern Trust Investments (2003 -
New York, NY	09/2016)	2015).
10158
(1974)
Ronnie Riven	Treasurer	Director of Finance, GXMC (since	N/A	N/A
605 Third Avenue,	and Principal	2018); Director of Accounting and
43rd Floor	Accounting	Finance at Barclays Center (2016-2018);
New York, NY	Officer (since	Manager of External Reporting at
10158	12/2020)	National Grid (2013-2015).
(1984)

Trustees and Officers of the Trust (UNAUDITED)

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Eric Olsen[3]	Assistant	Director of Accounting, SEI Investment	N/A	N/A
One Freedom	Treasurer (since	Manager Services (March 2021 to
Valley Drive	05/2021)	present); formerly, Deputy Head of Fund
Oaks, PA 19456		Operations, Traditional Assets, Aberdeen
(1970)		Standard Investments (2013-2021).

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	As of October 31, 2022, the Trust had one hundred and seven investment portfolios, ninety-seven of which were operational.
3	This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have an October 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2022, the Funds have designated the following items with regard to distributions paid during the year.

				Qualifying
				for Corporate
	Long-Term			Dividends	Qualifying
	Capital Gain	Ordinary Income	Total	Received	Dividend
Return of Capital	Distributions	Distributions	Distributions	Deduction(1)	Income(2)
Global X Silver Miners ETF
29.16%	0.00%	70.84%	100.00%	1.64%	58.29%
Global X Gold Explorers ETF
0.00%	0.00%	100.00%	100.00%	0.99%	35.73%
Global X Copper Miners ETF
0.00%	0.00%	100.00%	100.00%	6.92%	77.70%
Global X Uranium ETF
0.00%	0.00%	100.00%	100.00%	0.00%	29.29%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

			Short Term
	U.S. Government	Interest Related	Capital Gain	Foreign Tax
	Interest(3)	Dividends(4)	Dividends (5)	Credit
Global X Silver Miners ETF
	0.00%	0.02%	0.00%	0.00%
Global X Gold Explorers ETF
	0.00%	0.01%	0.00%	3.10%
Global X Copper Miners ETF
	0.00%	0.01%	0.00%	5.86%
Global X Uranium ETF
	0.00%	0.05%	0.00%	0.00%

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (UNAUDITED)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2022, the total amount of foreign source income and foreign tax credit are as follows:

	Foreign Source	Foreign Tax Credit
Fund Name	Income	Pass Through
Global X Gold Explorers	$291,027	$30,979
Global X Copper Miners	48,510,155	3,040,795

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-AR-001-1400

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.
PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:
		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,148,958	$0	$0	$929,467	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$406,447	$0	$0	$334,184	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:
(1)	Tax Compliance and excise distribution services.

(e) (1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):
	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.
(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $406,447 and $334,184, respectively.
(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
(i) Not applicable.
(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.
Item 6.  Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10.  Submission of Matters to a Vote of Security Holders.
There have been no material changes.

Item 11.  Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 13.  Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2023

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 6, 2023